Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2019
Other non-current assets [abstract]
Details of other non-current assets
	As at 31 December
	2019	2018
Finance lease receivables (i)	10,519,845	10,811,603
VAT recoverable	4,172,871	3,282,075
Prepayments for pre-construction cost	788,081	987,469
Intangible assets (ii)	784,594	698,541
Profit compensation from Huaneng Group (iii)	-	440,551
Prepayments for capacity quota (iv)	-	303,399
Prepaid connection fees	37,484	113,587
Contract assets	642,557	92,995
Others	1,659,573	2,605,839

Total	18,605,005	19,336,059